Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In Provisions [line items]
Opening balance	kr 16,008	kr 9,879
Additions	7,172	13,710
Reversal of excess amounts	(1,183)	(725)
Negative effect on Income statement	5,989	12,985
Utilization/Cash out	(7,576)	(6,935)
Reclassiﬁcations	(3,619)	90
Translation differences	121	(11)
Closing balance	10,923	16,008
Restructuring [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	3,309	4,043
Additions	436	3,539
Reversal of excess amounts	(290)	(408)
Utilization/Cash out	(1,788)	(4,148)
Reclassiﬁcations	(659)	120
Translation differences	87	163
Closing balance	1,095	3,309
Customer Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	8,916	2,642
Additions	1,323	8,532
Reversal of excess amounts	(86)	(236)
Utilization/Cash out	(3,247)	(1,979)
Reclassiﬁcations	(3,217)
Translation differences	49	(43)
Closing balance	3,738	8,916
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,559	1,613
Additions	1,641	214
Reversal of excess amounts	(739)	(15)
Utilization/Cash out	(1,052)	(264)
Reclassiﬁcations	(101)	10
Translation differences	1	1
Closing balance	1,309	1,559
Warranty [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	363	158
Additions	906	401
Reversal of excess amounts	(43)	(20)
Utilization/Cash out	(288)	(257)
Reclassiﬁcations		72
Translation differences	3	9
Closing balance	941	363
Other [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,861	1,423
Additions	2,866	1,024
Reversal of excess amounts	(25)	(46)
Utilization/Cash out	(1,201)	(287)
Reclassiﬁcations	358	(112)
Translation differences	(19)	(141)
Closing balance	kr 3,840	kr 1,861